SUBSEQUENT EVENTS	12 Months Ended
Feb. 29, 2020
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

27.         SUBSEQUENT EVENTS

Novel coronavirus (“COVID-19”) has spread rapidly to many parts of China and other parts of the world in the first quarter of calendar year 2020. The epidemic has resulted in quarantines, travel restrictions, and the temporary closure of stores and facilities in China and elsewhere. Substantially all of the Group’s revenue and workforce are concentrated in China. Consequently, the COVID-19 outbreak may affect the Group’s offline business operations and its financial condition and operating results for fiscal year 2021, including but not limited to negative impact to the Group’s total revenues and downward adjustments or impairment to the Group’s long-lived assets and long term investments. Because of the significant uncertainties surrounding the COVID-19 outbreak, the extent of the business disruption and the related financial impact cannot be reasonably estimated at this time.

In March 2020, the Company had entered into a definitive agreement to further invest US$10.4 million of cash in exchange of controlling equity interests in an online provider of one-on-one English tutoring services with material deferred revenue liability. Before the completion of the foregoing transaction, the Company has minority equity interests in the investee.

On April 28, 2020, the Company’s board of directors authorized the repurchase of up to US$500 million of the Company's common shares over the next 12 months, subject to the applicable rules under the Securities Exchange Act of 1934, as amended (the "Exchange Act"). In addition, the Company's management, informed the Company of their intention to repurchase up to a total US$100 million of the Company's common shares, subject to the applicable rules under the Exchange Act.

In May 2020, the Company has repurchased 185,001 ADSs equal to 61,667 common shares in the open market, at an average price of US$53.23 per ADS for an aggregate consideration of approximately US$9.85 million. Such common shares were cancelled upon the completion of the transaction.

In June 2020, the Group adopted the 2020 Share Incentive Plan and as of the date of this annual report, the Group has not granted any awards under this plan. The 2010 Share Incentive Plan has a term of 10 years, and will terminate as of June 30, 2020.